Exploration Expense - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) Well	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Exploration Expense [Line Items]
Exploration Expense	$ 993	$ 518	$ 3,011	$ 9,446	$ 11,408
Geological and Geophysical Type Expenditures
Exploration Expense [Line Items]
Exploration Expense	200
Dry Hole Expense For Non Operated Properties | Appalachian Basin
Exploration Expense [Line Items]
Exploration Expense	$ 800
Number of exploratory wells | Well	2